File No. 33-65466
CIK #904105


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 3


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



                  Twenty First Century Trust, Series 9
                          (Exact Name of Trust)


                      Unison Investment Trusts Ltd.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen American Capital Distributors, Inc.  Chapman and Cutler
Attention:  Don G. Powell                       Attention: Mark J. Kneedy
One Parkview Plaza                              111 West Monroe Street
Oakbrook Terrace, Illinois 60181                Chicago, Illinois 60603
            (Name and complete address of agents for service)


    ( X ) Check  if it is proposed that this filing will become effective on March 27, 1997 pursuant to paragraph (b) of Rule 485.
SERIES 9

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

The Trust

The objectives of the Trust are protecting capital for Unitholders who purchase Units at the Initial Public Offering Price or less and hold their Units through the Mandatory Termination Date and providing dividend income and capital appreciation through investment in a fixed portfolio consisting of "zero coupon" obligations (i.e., securities which accrue but do not pay income currently, are sold at a discount and represent an obligation to pay a fixed amount at a future date) issued by the United States government ("Zero Coupon Obligations" ) and of publicly traded common stocks which provide income or are considered to have the potential for capital appreciation (the "Equity Securities" ) (collectively, the "
Portfolio" ). The value of the Units of a Trust will fluctuate with the value of the Portfolio (see "Summary of Essential Financial
Information" in this Part One and "The Trusts" in Part Two). The
Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Edward Jones (the "Underwriter" ) in the secondary market or upon tender to the Trustee for redemption. The profit or loss resulting from the sale of Units will accrue to the Underwriter. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is based upon the Evaluator's evaluation of the pro rata share of the bid prices of the Zero Coupon Obligations and the underlying market value of the Equity Securities of a Trust, plus or minus a pro rata share of cash and amounts receivable in respect of Equity Securities trading ex-dividend. The Public Offering Price includes a sales charge of 4.40% (4.616% of the aggregate market value of the underlying Securities) until July1, 1996, at which time the sales charge will decrease. See "Summary of Essential Financial Information" in this
Part One. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date as set forth in the "Summary of Essential Financial Information" in this Part One, and any Securities then held will, within a reasonable time thereafter, be sold by the Trustee. Any securities sold at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder may be more or less than the amount such Unitholder paid for his Units.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is March 25, 1997

Unison Investment Trusts Ltd.

21ST CENTURY TRUST, SERIES 9
Summary of Essential Financial Information
As of December 26, 1996

Sponsor & Supervisor:  Unison Investment Trusts Ltd.
       Administrator:  Van Kampen American Capital Distributors, Inc.
           Evaluator:  American Portfolio Evaluation Services
                       (A division of an affiliate of the Administrator)
             Trustee:  The Bank of New York

                                                                                                              21st
                                                                                                           Century
                                                                                                             Trust
                                                                                                     -------------
General Information
Number of Units.....................................................................................       212,217
Fractional Undivided Interest in Trust per Unit.....................................................     1/212,217
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>.................................................... $   5,321,170
 Aggregate Value Securities per Unit (including accumulated dividends).............................. $       25.05
Sales charge 3.9% (4.058% of Aggregate Value of Securities excluding principal cash per Unit)<F3>... $        1.02
 Public Offering Price per Unit <F2><F3>............................................................ $       26.07
Redemption Price per Unit........................................................................... $       25.05
Excess of Public Offering Price per Unit over Redemption Price per Unit............................. $        1.02

Supervisor's Annual Supervisory Fee...Maximum of $.005 per Unit
Evaluator's Annual Fee ...............$10.00 per evaluation

Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Date of Deposit.....................January 28, 1994
Mandatory Termination Date..........February 28, 2005
                                    The Trust may be terminated if the market value of such Trust at any time is less than 80% of
Minimum Termination Value...........the market value of the Securities deposited in the Trust on the date of deposit.
Trustee's Annual Fee................$.008 per Unit
Income Distribution Record Date.....December 10 of each year.
Income Distribution Date............December 20 of each year.
                                    December 20 of each year, unless the amount in the Capital Account available to be distributed is less than $1.00 per 100 Units outstanding or earlier if the amount is greater than $10.00.
Capital Account Distribution Date...per 100 Units outstanding.

----------

<F1>Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists or if the Equity Security is not listed, at the closing asked price thereof.

<F2>Anyone ordering Units will have included in the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>Effective on each July 1, commencing July 1, 1995, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 1.4%. See "Public Offering-Offering Price."

PORTFOLIO

As of November 30, 1996, 21st Century Trust, Series 9, consists of 35 issues of Equity Securities and 1 issue of Zero Coupon Obligations issued by the U.S. Government which will mature on February 15, 2005. See related portfolio herein in Part One.

PER UNIT INFORMATION

                                                                                                1994<F1>    1995        1996
                                                                                                ----------- ----------- -----------
Net asset value per Unit at beginning of period................................................ $     19.66 $     17.75 $     22.63
                                                                                                =========== =========== ===========
Net asset value per Unit at end of period...................................................... $     17.75 $     22.63 $     25.71
                                                                                                =========== =========== ===========
Distributions to Unitholders of investment income including accumulated dividends paid on
Units redeemed (average Units outstanding for entire period)................................... $        -- $       .16 $      0.21
                                                                                                =========== =========== ===========
Distributions to Unitholders from Security redemption proceeds 9average Units outstanding for
entire period)................................................................................. $        -- $        -- $        --
                                                                                                =========== =========== ===========
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)... $      1.73 $      3.82 $      2.06
                                                                                                =========== =========== ===========
Units outstanding at end of period.............................................................     214,717     214,717     212,217

----------
For the period from January 28, 1994 (date of deposit) through November 30,
1994.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd. and the Unitholders of 21st Century Trust, Series 9:

We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of 21st Century Trust, Series 9 as of November 30, 1995, and the related statements of operations and changes in net assets for years ended November 30, 1995 and 1996. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1996 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the statements referred to above present fairly, in all material respects, the financial position of 21st Century Trust, Series 9 as of November 30, 1996, and the results of operations and changes in net assets for the years ended November 30, 1995 and 1996, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
January 5, 1997

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd., United States Trust Company of New York and the Unitholders of 21st Century Trust, Series 9:

We have audited the statement of net assets and the schedule of portfolio securities of 21st Century Trust, Series 9 as of November 30, 1994, and the related statements of operations and changes in net assets for the period from January 28, 1994 (date of deposit) through November 30, 1994. These financial statements are the responsibility of Unison Investment Trusts Ltd. (the " Sponsor" ). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of operations and changes in net assets are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 1994, were confirmed by direct correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of 21st Century Trust, Series 9 as of November 30, 1994, and the results of its operations and changes in its net assets for the period from January 28, 1994 (date of deposit) through November 30, 1994, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

St. Louis, Missouri
February 17, 1995

21ST CENTURY TRUST
SERIES 9
Statements of Condition
November 30, 1996

                                                                                                 21st
                                                                                              Century
                                                                                                Trust
                                                                                        -------------
Trust property
 Cash.................................................................................. $      43,322
 Securities at market value, (cost $4,519,302) (note 1)................................     5,407,051
 Accumulated dividends.................................................................         6,541
                                                                                        $   5,456,914
                                                                                        =============
Liabilities and interest to Unitholders
 Interest to Unitholders...............................................................     5,456,914
                                                                                        $   5,456,914
                                                                                        =============
Analyses of Net Assets
Interest of Unitholders (212,217 Units of fractional undivided interest outstanding)
 Cost to original investors of 214,717 Units (note 1).................................. $   4,203,660
 Less initial underwriting commission (note 3).........................................       204,455
                                                                                        -------------
                                                                                            3,999,205
 Less redemption of 2,500 Units........................................................        60,065
                                                                                        -------------
                                                                                            3,939,140
Undistributed net investment income
 Net investment income.................................................................       709,630
 Less distributions to Unitholders.....................................................        79,753
                                                                                        -------------
                                                                                              629,877
 Realized gain (loss) on Security sale or redemption...................................           148
 Unrealized appreciation (depreciation) of Securities (note 2).........................       887,749
 Distributions to Unitholders of Security sale or redemption proceeds..................            --
 Net asset value to Unitholders........................................................ $   5,456,914
                                                                                        =============
Net asset value per Unit (212,217 Units outstanding)................................... $       25.71
                                                                                        =============

The accompanying notes are an integral part of these statements.

21ST CENTURY TRUST, SERIES 9
Statements of Operations
Period from January 28, 1994 (date of deposit) through November 30, 1994 and the years ended November 30, 1995 and 1996

                                                                               1994          1995        1996
                                                                      ------------- ------------- -----------
Investment income
 Dividend Income..................................................... $      44,088 $      53,492 $    56,242
 Interest Income.....................................................       146,413       216,543     216,542
                                                                      ------------- ------------- -----------
 .....................................................................       190,501       270,035     272,784
Expenses.............................................................
 Trustee fees and expenses...........................................         7,873         4.860       5,983
 Evaluator fees......................................................            --         1,300       2,600
 Supervisory fees....................................................            --            --       1,074
                                                                      ------------- ------------- -----------
 Total expenses......................................................         7,873         6,160       9,657
                                                                      ------------- ------------- -----------
 Net investment income...............................................       182,628       263,875     263,127
Realized gain (loss) from Security sale or redemption
 Proceeds............................................................            --            --      59,549
 Cost................................................................            --            --      59,401
                                                                      ------------- ------------- -----------
 Realized gain (loss)................................................            --            --         148
Net change in unrealized appreciation (depreciation) of Securities...     (371,236)       821,050     437,935
                                                                      ------------- ------------- -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..... $   (188,608) $   1,084,925 $   701,210
                                                                      ============= ============= ===========

Statements of Changes in Net Assets

Period from January 28, 1994 (date of deposit) through November 30, 1994 and the year ended November 30, 1995 and 1996

Increase (decrease) in net assets                                                                  1994          1995          1996
                                                                                          ------------- ------------- -------------
Operations:
 Net investment income................................................................... $     182,628 $     263,875 $     263,127
 Realized gain (loss) on Security sale or redemption ....................................            --            --           148
 Net change in unrealized appreciation (depreciation) of Securities......................     (371,236)       821,050       437,935
                                                                                          ------------- ------------- -------------
 Net increase (decrease) in net assets resulting from operations.........................     (188,608)     1,084,925       701,210
Distributions to Unitholders from:
 Net investment income...................................................................            --      (35,428)      (44,325)
 Security Sale or redemption proceeds....................................................            --            --            --
Redemption of Units                                                                                  --            --      (60,065)
                                                                                          ------------- ------------- -------------
 Total increase (decrease)...............................................................     (188,608)     1,049,497       596,820
Net asset value to Unitholders
 Beginning of period.....................................................................     1,035,868     3,810,597     4,860,094
 Additional Securities purchased from the proceeds of Unit Sales.........................     2,963,337            --            --
                                                                                          ------------- ------------- -------------
 End of period (including undistributed net investment income of $182,628, $411,075 and
$629,877, respectively).................................................................. $   3,810,597 $   4,860,094 $   5,456,914
                                                                                          ============= ============= =============

The accompanying notes are an integral part of these statements.

21ST CENTURY TRUST, SERIES 9
PORTFOLIO as of November 30, 1996

                                                                                                   Current
                   Number                                                                       Annualized Aggregate
Portfolio              of                                                                         Dividend Market
Number             Shares Name of Issuer of Securities                                      per Share <F1> Value            Ranking
------------ ------------ -------------------------------------------------------------- ----------------- ------------- ----------
1                   2,041 ALLTEL Corporation                                                          1.10 $      65,057          A
-----------------------------------------------------------------------------------------------------------------------------------
2                     814 AT & T Corporation                                                          1.32        31,950         B+
-----------------------------------------------------------------------------------------------------------------------------------
3                   3,268 American Water Works Company                                                0.70        64,543          A
-----------------------------------------------------------------------------------------------------------------------------------
4                   2,454 Automatic Data Processing, Incorporated                                     0.46       105,215         A+
-----------------------------------------------------------------------------------------------------------------------------------
5                   1,978 Banc One Corporation                                                        1.36        94,202         A+
-----------------------------------------------------------------------------------------------------------------------------------
6                   2,040 Central & South West Corporation                                            1.74        54,570         A-
-----------------------------------------------------------------------------------------------------------------------------------
7                     817 Colgate-Palmolive Company                                                   1.88        75,675         B+
-----------------------------------------------------------------------------------------------------------------------------------
8                    1635 Crown Cork & Seal, Incorporated                                             1.00        86,655          B
-----------------------------------------------------------------------------------------------------------------------------------
9                   1,226 Walt Disney Company                                                         0.44        90,418          A
-----------------------------------------------------------------------------------------------------------------------------------
10                    818 Emerson Electric Company                                                    2.16        80,266         A+
-----------------------------------------------------------------------------------------------------------------------------------
11                  3,273 Federal National Mortgage Association                                       0.76       135,011          A
-----------------------------------------------------------------------------------------------------------------------------------
12                  1,632 Ford Motor Company                                                          1.54        53,448         B-
-----------------------------------------------------------------------------------------------------------------------------------
13                    818 General Electric Company                                                    1.84        85,072         A+
-----------------------------------------------------------------------------------------------------------------------------------
14                  1,634 Genuine Parts Company                                                       1.34        73,530         A+
-----------------------------------------------------------------------------------------------------------------------------------
15                  1,637 Gillette Company                                                            0.72       120,729         A+
-----------------------------------------------------------------------------------------------------------------------------------
16                  2,455 Hershey Foods Corporation                                                   0.80       122,443          A
-----------------------------------------------------------------------------------------------------------------------------------
17                  1,635 The Interpublic Group of Companies, Incorporated                            0.68        80,933         A+
-----------------------------------------------------------------------------------------------------------------------------------
18                    259 Lucent Technologies                                                         0.30        13,274         NR
-----------------------------------------------------------------------------------------------------------------------------------
19                  1,635 The May Department Stores Company                                           1.16        79,706         A+
-----------------------------------------------------------------------------------------------------------------------------------
20                  1,635 McDonald's Corporation                                                      0.30        76,436         A+
-----------------------------------------------------------------------------------------------------------------------------------
21                    818 Mobil Corporation                                                           4.00        98,978         B+
-----------------------------------------------------------------------------------------------------------------------------------
22                  2,452 Newell Company                                                              0.56        76,012         A+
-----------------------------------------------------------------------------------------------------------------------------------
23                  2,836 Niagara Mohawk Power Corporation                                            0.00        24,815          B
-----------------------------------------------------------------------------------------------------------------------------------
24                  2,451 PepsiCo. Incorporated                                                       0.46        73,224         A+
-----------------------------------------------------------------------------------------------------------------------------------
25                  1,637 Pfizer, Incorporated                                                        1.20       146,716         A-
-----------------------------------------------------------------------------------------------------------------------------------
26                  1,226 Pitney Bowes, Incorporated                                                  1.38        72,334         A+
-----------------------------------------------------------------------------------------------------------------------------------
27                  2,037 Rollins, Incorporated                                                       0.58        37,939         A-
-----------------------------------------------------------------------------------------------------------------------------------
28                  2,043 Sara Lee Corporation                                                        0.84        80,188          A
-----------------------------------------------------------------------------------------------------------------------------------
29                  1,636 Schering-Plough Corporation                                                 1.32       116,565         A+
-----------------------------------------------------------------------------------------------------------------------------------
30                  1,635 The Sherwin-Williams Company                                                0.70        92,786         A+
-----------------------------------------------------------------------------------------------------------------------------------
31                    812 Telefonos de Mexico, SA de C.V.                                             0.91        24,665         NR
-----------------------------------------------------------------------------------------------------------------------------------
32                  1,632 Toys \xd4 R Us                                                              0.00        56,304         B+
-----------------------------------------------------------------------------------------------------------------------------------
33                    817 Union Pacific Corporation                                                   1.72        47,590         A-
-----------------------------------------------------------------------------------------------------------------------------------
34                  2,043 Unocal Corporation                                                          0.80        83,252         B+
-----------------------------------------------------------------------------------------------------------------------------------
35                  1,634 Weingarten Realty Investors                                                 2.48        63,930         NR
-----------------------------------------------------------------------------------------------------------------------------------
                   59,413                                                                                  $   2,684,431
            =============                                                                                  -------------
            Maturity
            Value         Name of Issuer and Title of Security
            ------------- --------------------------------------------------------------
                          Interest Portion U.S. Treasury Separate Trading of Registered
                          Interest and Principal of Securities (STRIPS) Due February
36          $   4,468,000 15, 2005                                                                             2,722,620
            =============                                                                                  -------------
                                                                                                           $   5,407,051
                                                                                                           =============

The accompanying notes are an integral part of these statements.

(1) Based on the latest quarterly or semi-annual dividend declaration. There can be no assurance that future dividend payments will be maintained in an amount equal to the dividends listed below.

21ST CENTURY TRUST
SERIES 9
Notes to Financial Statements
November 30, 1996

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price. Treasury obligations are valued at the closing bid price.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange, on the closing sale prices on the exchange. The original cost of the Treasury obligations was based on the closing bid price. In each case, the costs were determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in each Unit based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value determined by the Evaluator and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis. Since the date of deposit, undistributed net investment income includes $579,498 of accrued interest.

Certain Reclassifications - Certain reclassifications have been made to the 1994 financial statements to conform to the 1995 and 1996 financial statements.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at November 30, 1996 is as follows:

Unrealized Appreciation    $    963,248
Unrealized Depreciation        (75,499)
                           ------------
                           $    887,749
                           ============

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per unit on the date of an investor's purchase, plus a Sales charge of 4.4% of the public offering price which is 4.616% of the underlying value of the Securities. Effective on each July 1, commencing July 1, 1995, the secondary sales charge decreases.5 of 1% to a minimum sales charge of 1.4%.

Compensation of Sponsor - The Sponsor receives a fee for providing portfolio supervisory services for the Trust ($.005 per Unit, not to exceed the aggregate cost of the Sponsor for providing such services to all applicable Trusts). This fee may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

Compensation of Evaluator - The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio.

NOTE 4 - REDEMPTION OF UNITS

During the period from January 28, 1994 to November 30, 1994 and the years ended 1995 and 1996, 0 Units, 0 Units and 2,500 Units, respectively, were presented for redemption.


NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMMPANIED BY PART ONE. BOTH PARTS OF THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

PROSPECTUS PART TWO

The Trusts. The objectives of the Trusts are protecting capital, for Unitholders who purchase at the initial offering price, or less, and hold their Units through the Mandatory Termination Date and providing dividend income and capital appreciation through investment in a portion of a portfolio consisting of "zero coupon" obligations ("Zero Coupon Obligations") issued by the U.S. Government and the remainder of Trust's portfolio in common stocks and, in the case of Series 9, American Depositary Receipts ("ADRs") of publicly traded companies ("Equity Securities") (collectively, the "Portfolio"). The value of the Units of a Trust will fluctuate with the value of the relevant Portfolio. The Trusts consist of a series of unit investment trusts. The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Edward D. Jones & Co. (the "Underwriter") in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Underwriter. No proceeds from the sale of the Units will be received by the Trusts.

Public Offering Price. The secondary market Public Offering Price of the Units is based on the Evaluator's evaluation of the pro rata share of the bid prices of the Zero Coupon Obligations and the underlying market value of the Equity Securities in the Portfolio of a Trust, including a sales charge as set forth in "Public Offering Price" in the "Summary of Essential Financial Information" in Part One.

NEITHER THESE TRANSACTIONS NOR THE SECURITIES OFFERED HEREBY HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE FAIRNESS OR MERITS OF THESE TRANSACTIONS OR UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Sponsor:    Unison Investment Trusts, LTD.

Prospectus Part Two dated October 17, 1995

Title                                                                Page
INTRODUCTION.....................................................       3
THE TRUSTS.......................................................       3
 Summary Description of the Portfolio............................       3
 Objectives and Portfolio Selection..............................       6
PUBLIC OFFERING..................................................       7
 General.........................................................       7
 Public Offering Price...........................................       8
 Unit Distribution...............................................       8
 Public Market...................................................       8
 Sponsor's and Underwriter's Profit..............................       8
FEDERAL TAXATION.................................................       8
 General Consequences............................................       8
 Taxation of Dividends Received by a Trust.......................       9
 Corporate Unitholders Dividends Received Deduction..............       9
 Limitations on Deductibility of Trust Expenses by Individual
Unitholders......................................................      10
 Disposition of Securities by a Trust and Disposition of Units...      10
 Special Tax Consequences of In Kind Distributions Upon
Redemption of Units..............................................      10
 Computation of the Unitholder's Tax Basis.......................      10
 Back-Up Withholding.............................................      11
STATUS OF THE TRUSTS UNDER NEW YORK STATE AND CITY LAW...........      11
RIGHTS OF UNITHOLDERS............................................      11
 Units...........................................................      11
 Certain Limitations.............................................      12
 Redemption of Units.............................................      12
TRUST OPERATING EXPENSES.........................................      14
 Initial Costs...................................................      14
 Fees............................................................      14
 Miscellaneous Expenses..........................................      15
ADMINISTRATION OF THE TRUSTS.....................................      15
 Records and Accounts............................................      15
 Distributions of Income and Capital.............................      15
 Administration of the Portfolio.................................      16
 Reports to Unitholders..........................................      16
 Amendment or Termination........................................      17
 Limitations on Liabilities......................................      18
MISCELLANEOUS....................................................      18
 The Sponsor.....................................................      18
 The Trustee.....................................................      19
 The Evaluator...................................................      19
 Legal Opinions..................................................      20
 Auditors........................................................      20

INTRODUCTION

Each series of 21st Century Trust (a "Trust") was created under the laws of the State of New York pursuant to a Trust Agreement (the "Agreement") and a related Standard Terms and Conditions of Trust (the "Indenture," as amended and restated, collectively with the Agreement, the "Indenture and Agreement") by and between Unison Investment Trusts Ltd. (the "Sponsor"), as depositor, United States Trust Company, as trustee and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., as evaluator. Pursuant to the Indenture and Agreement, The Bank of New York (the "Trustee" ) was named successor trustee to United States Trust Company and Van Kampen American Capital Investment Advisory Corp. (the "Evaluator" ) was named successor evaluator to Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., both effective June 19, 1995. The purpose and objective of each Trust is to protect capital, for Unitholders who purchase at the initial offering price, or less, and hold their Units through the Mandatory Termination Date, and to provide income and capital appreciation by investing a portion of its portfolio in "zero coupon" obligations (i.e., securities which accrue but do not pay income currently, are sold at a discount and represent an obligation to pay a fixed amount at a future date) issued by the U.S. Government (the "Zero Coupon Obligations") and the remainder of such Trust's portfolio in publicly traded common stocks issued by United States corporations and, in the case of Series 9, American Depositary Receipts ("ADRs") (the "Equity Securities") which provide income or are considered to have the potential for capital appreciation (such Zero Coupon Obligations and the Equity Securities are collectively referred to herein as the "Portfolio" or the "Portfolio Securities"), allowing investors greater diversification than they might be able to acquire individually. Series 9 may contain ADRs which are receipts issued by United States depositaries evidencing ownership of common stocks issued by corporations formed in countries other than the United States and on deposit with custodians located outside the United States. The issuers of the publicly traded common stocks in the Portfolio, together with the foreign issuers of the common stocks underlying any ADRs are collectively referred to herein as the "Issuers". Both the publicly traded common stocks and any ADRs provide income or are considered to have the potential for capital appreciation or both. ADRs provide income in the form of distribution payments of dividends received on the underlying foreign securities, while common stocks provide income in the form of dividends. Any reference in this Prospectus Part Two to "dividends" shall also refer to distribution payments made with respect to any ADRs in the Portfolio. The Zero Coupon Obligations are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Obligations, the Equity Securities or the Units of a Trust, the net asset value of which will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. There is no assurance that these objectives will be met because the payment and level of dividends is dependent upon, among other things, the amount each Issuer has available for such purpose and, with respect to ADRs, the exchange rates in effect at the time of the conversion. Furthermore, diversification of a Trust's assets will not eliminate the risk of loss inherent in the ownership of "zero coupon" obligations and Equity Securities.

THE TRUSTS

Summary Description of the Portfolio

An investment in Units of a Trust should be made with an understanding of the risks inherent in an investment in Zero Coupon Obligations and Equity Securities.

Each Trust consists of (a) the Portfolio Securities listed under "Portfolio" in Part One, which Portfolio Securities shall continue to be held in each Trust unless (i) there are Failed Contract Securities and no Replacement Securities are purchased with respect thereto (see "The Trusts -- Objectives and Portfolio Selection" herein) or (ii) there is a redemption of Units which requires the sale of Portfolio Securities (see "Rights of Unitholders -- Redemption of Units" herein) and (b) any additional Portfolio Securities acquired and held by each Trust pursuant to the provisions of the Indenture and Agreement plus cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any default in or failure to make distributions on any of the Portfolio Securities. However, should any contract for the purchase of any of the Portfolio Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in a Trust to cover such purchase are reinvested in Replacement Securities in accordance with the Agreement, refund the cash, sales charge and transaction fees attributable to such failed contract to all Unitholders on the twentieth day of the month following the expiration of the period in which the Sponsor is permitted to deliver Replacement Securities as provided in the Indenture and Agreement. (See "The Trusts -- Objectives and Portfolio Selection" herein.)

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested by the Trustee, no assurance can be given that a Trust will retain, for any length of time, its present size and composition. Although the Portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances or to sell or hold securities offered or distributed to a Trust by an issuer of Equity Securities. (See "Rights of Unitholders -- Redemption of Units" herein.) Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation. (See "Administration of the Trusts --Administration of the Portfolio" herein.)

The Zero Coupon Obligations deposited in a Trust consist of the interest and/or principal components of U.S. Treasury obligations. The Zero Coupon Obligations evidence the right to receive a fixed amount at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Zero Coupon Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed amount at a fixed date in the future and does not receive any interest payments prior to maturity. The lack of current interest payments also means that any income tax owed on the accreting income would have to be paid from other sources. The effect of owning deep discount bonds which do not make current interest payments (such as the Zero Coupon Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Zero Coupon Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. Because these price fluctuations affect the Evaluator's determination of the market value of the Units, a Unitholder that sells or redeems Units prior to the Mandatory Termination Date may realize a loss upon such sale or redemption.

An investor should also have an understanding of the risks which an investment in equity securities, including common stock and ADRs, entails before making an investment in Units. Because the ADRs eligible for deposit in Series 9 represent ownership of the common stock of foreign corporations, the considerations described herein with respect to common stock also apply generally to any ADRs in a Trust. Such risks include those arising from the fact that the rights of common stock owners to payments are generally inferior to creditors, debt holders and preferred stock owners of the issuing company. Common stock owners are also subject to risks of declines in the general equity market or in the market for the company's industry sector and the worsening of the financial condition of a company or the economy in which it operates. Such risks may result in declines in values of the common stocks which in turn would negatively affect the value of Units. Although actions have been taken to provide a diversified portfolio of equity securities which tends to reduce the effects of these risks, no guarantee can be made that they will not occur and negatively affect the value of Units.

Holders of common stock of the type held in a Trust have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. The issuance of debt securities and preferred stock will create superior claims for payment of principal and interest (in the case of debt securities) and dividends (in the case of preferred stock) which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), or preferred stocks which typically have liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks do not have a fixed principal amount or a maturity date and their value is subject to market fluctuations for as long as the common stocks remain outstanding. The market value of the Securities in such Trust thus is expected to fluctuate over the entire life of a Trust to market values higher or lower than those prevailing on the Date of Deposit. The Sponsor may direct the Trustee to dispose of Securities under certain specified circumstances but the Securities will not be sold by the Trustee as a result of ordinary market fluctuations. (See "Administration of the Trusts -- Administration of the Portfolio" herein.)

An investment in Units of Series 9 should also be made with an understanding of the additional risks and consequences an investment in ADRs entails, which include risks involved in the ADRs themselves and those inherent in foreign securities as well as the investor's risk of becoming subject to special tax consequences due to the receipt of income from foreign sources. (See "Federal Taxation -- Taxation of Dividends Received by a Trust" herein.) An ADR is a receipt that is issued by an American depositary, usually a bank, and which is denominated in and represents the ownership of a specified number of foreign securities on deposit with a foreign entity, also usually a bank, that acts as custodian of and transfer and collection agent with respect to such foreign securities. The depositary and custodian usually charge fees upon the deposit and withdrawal of securities, the conversion of dividends to U.S. dollars, the disposition of non-cash distributions and the performance of other services. ADRs, although not necessarily the underlying securities, are registered with the Securities and Exchange Commission.

Ownership of ADRs by U.S. investors can provide certain advantages over direct ownership of the foreign securities, including greater ease of transferability and simplified collection and conversion of dividends paid in foreign currencies. However, ownership of ADRs also poses certain disadvantages in comparison to direct ownership of the foreign securities. For example, holders of ADRs may not be able to participate in foreign warrant and rights offerings or in certain exchange or tender offers involving foreign issuers. ADR depositaries will typically sell warrants and subscription rights, if they are transferable, and distribute the proceeds, which are often less than the value of the securities represented by such warrants or subscription rights, to the ADR holders. Further, in some cases the voting rights of owners of foreign stock are restricted by the home country, and the flow of information from the foreign issuer to ADR holders may be delayed or reduced.

ADR holders have the right to demand and receive actual securities in exchange for their ADRs. Furthermore, ADR facilities may be terminated, in which case the ADR holder may come into possession of the underlying securities. If such an event were to occur, the advantages of holding ADRs described above would be lost and the tax consequences to the holder could change. Neither the Trustee nor the Sponsor is authorized under the Indenture and Agreement to initiate such an exchange. However, if an ADR facility is terminated, the Sponsor may, but is not required to, direct the Trustee to sell any underlying securities it may receive and distribute the proceeds of such sale to the Unitholders pursuant to the terms of the Indenture and Agreement. In some cases, an unsponsored ADR facility (see below for a discussion of sponsored and unsponsored ADRs) may be terminated upon the creation of a sponsored ADR facility. In such cases, it is the usual practice for the sponsor of the facility to effect an exchange of its sponsored ADRs for the outstanding unsponsored ADRs and to pay the costs of such exchange. Such an occurrence, in and of itself, will not constitute an event that gives rise to the ability of the Sponsor to direct the Trustee to sell the ADR. See, "Administration of the Trusts -- Administration of the Portfolio" herein.

An ADR facility may be established by a foreign issuer that seeks to have its securities traded in the United States, in which case the ADRs are referred to as "sponsored", or the ADR facility may be initiated by an entity unrelated to the foreign issuer, usually a brokerage firm, that seeks to make a market in the foreign security, in which case the ADRs are referred to as "unsponsored".

In the case of a sponsored ADR, the foreign issuer enters into an arrangement with a single American depositary and a foreign custodian and usually agrees to pay certain administrative and shareholder related fees and expenses, although ADR holders will bear certain costs. Under the terms of most sponsored ADRs, depositaries undertake to distribute notices of shareholder meetings and voting instructions and to make other shareholder communications available to ADR holders upon the foreign issuer's instruction. Generally, the underlying security of a sponsored ADR will be registered with the Securities and Exchange Commission, making the ADR eligible for listing on United States exchanges.

In the case of an unsponsored ADR, the fees and expenses of the facility are generally born solely by the ADR holders. In addition, the depositary is frequently under no contractual obligation to distribute shareholder communications of any type or to pass through voting rights to the ADR holders. Other unsponsored ADRs with respect to the same underlying security are often established by other market makers and depositaries. Such duplicate ADRs are treated as fungible in the trading markets. Therefore, when duplicate unsponsored ADRs exist, there is no mechanism that links a particular unsponsored ADR to its actual depositary or the distributions made by it. Instead, unsponsored ADRs are usually held on deposit with U.S. clearing agencies, which take in the various unsponsored ADR distributions and forward them on to the ADR owners. Additionally, if a holder of an unsponsored ADR seeks to exchange the ADR for the underlying securities there can be delays in settlement if it becomes necessary to trace the ADR to its issuing depositary. This may occur if other depositaries refuse to accept the ADR or have insufficient securities to effect the exchange. Because the underlying securities are not generally registered in the United States and because the underlying securities may have been issued at different times, there is a possibility that if an unsponsored ADR is exchanged for underlying securities, or the ADR holder otherwise receives the underlying securities, such holder may come into possession of unregistered restricted securities which cannot be sold in the U.S. until certain statutory waiting periods have expired.

Elements of risk associated with investing in the securities of foreign issuers of equity securities include but are not limited to trade balances and imbalances and related economic policies; currency exchange rate fluctuations; non-U.S. currency exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local political and economic considerations. Companies located outside the United States may operate under different accounting, auditing and financial reporting regulations than U.S. companies. In addition, because ADRs represent ownership of securities issued by a foreign company, often less information is available about the issuer than would be the case for publicly held United States companies. Further, it may be more difficult to obtain and enforce a judgment against a foreign issuer.

An investment in Units should be made with particular attention to risks presented by probable changes in future currency exchange rate relationships, especially during periods of broad adjustments in such relationships. The securities underlying any ADRs in the Portfolio have been issued by corporations that, to the extent they pay dividends, pay them in foreign currencies. In the past, most foreign currencies values have fluctuated widely against the United States dollar for many reasons, including supply and demand of the respective currency, monetary policies, the soundness of the world economy and the strength of a particular foreign economy as compared to the economies of the United States and other countries. Thus, even though a foreign Issuer's dividend payment may remain constant in its local currency, the U.S. dollar value of the distribution will vary with fluctuations in the U.S. dollar exchange rates for the relevant currency. The Sponsor anticipates that dividends received by the foreign custodians in foreign currencies will be converted on the date of receipt, or as soon as practicable thereafter, to U.S. dollars. Due to fluctuations in exchange rates and possible delays in the conversions of dividends to U.S. dollars, the U.S. dollar value of the dividend on the date of receipt may not reflect, exactly, the actual amount in U.S. dollars the Trust will receive.

To the best knowledge of the Sponsor, none of the foreign securities underlying any ADRs in the Portfolio were subject to currency exchange control restrictions which would materially interfere with the payment or receipt of dividends on such underlying securities. However, there can be no assurance that currency exchange control regulations will not be adopted in the future that would adversely affect such payments.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made.

Unitholders will be unable to dispose of any of the Equity Securities in the Portfolio, as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in each Trust and will vote such stocks in accordance with the instructions of the Sponsor.

Each of the risks referred to above could adversely affect the ability and the inclination of the Issuers to declare or to pay dividends and the ability of holders of common stock and ADRs to realize any value from the assets of the Issuers upon liquidation or bankruptcy.

Objectives and Portfolio Selection

The objectives of each Trust are to protect Unitholders' capital, and provide investors with income and capital appreciation by investing a portion of the portfolio in Zero Coupon Obligations and the remainder in Equity Securities. Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information" in Part One. The Zero Coupon Obligations evidence the right to receive a fixed amount at the maturity date thereof from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Obligations or the Units of the Trusts, the net asset value of which will fluctuate and, prior to maturity, may be worth more or less than a Unitholder's acquisition cost for such Units. There is no guarantee that a Trust's objectives will be achieved because such objectives are subject to the continuing ability of the respective Issuers to continue to declare and pay dividends and because the market value of the Portfolio Securities can be affected by a variety of factors. (See "The Trusts -- Summary Description of the Portfolio" herein.) Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perception of the Issuers change, thus investors should be aware that there can be no assurance that the value of the Equity Securities will increase. However, each Trust has been organized so that purchasers of Units should receive, at the termination of a Trust at the Mandatory Termination Date, an amount at least equal to the Initial Public Offering Price, which is equal to or less than the per Unit value upon maturity of the Zero Coupon Obligations, even if the Equity Securities never paid a dividend and the value of the Equity Securities in each Trust decreased to zero, which the Sponsor considers highly unlikely.

In selecting any ADRs for inclusion in the Series 9 Portfolio, in addition to the factors associated with the selection of Equity Securities of any Issuer, the Sponsor considered the following factors, among others: (1) the location of the foreign issuer of the securities underlying the ADRs; (2) the likelihood of favorable market and political conditions in the country in which such foreign issuer is located; (3) the amount of publicly available information available from such foreign issuer; and (4) historical and recent fluctuations in the exchange rate of the currency of such foreign issuer relative to the U.S. Dollar.

In the event of a failure of a contract for the purchase of Portfolio Securities for reasons beyond the control of the Sponsor or Trustee (the "Failed Contract Securities"), the Sponsor may purchase an equal number and type of the Failed Contract Securities (the "Replacement Securities") and deposit such Replacement Securities in a Trust. The Replacement Securities must be purchased within 30 days after delivery by the Sponsor to the Trustee of notice of the failed contract, and the cost to such Trust for such Replacement Securities may not exceed the amount available under the letter of credit deposited by the Sponsor with respect to such Failed Contract Securities.

With respect to Replacement Securities for the Zero Coupon Obligations, such Replacement Securities shall be of the type originally selected for deposit in such Trust and must have the same maturity value as the Failed Contract Security and the same Zero Coupon Maturity Date, which must be prior to the Mandatory Termination Date. In addition, the purchase of Replacement Securities shall not adversely affect the federal income tax status of a Trust. In the event the Sponsor is unable to replace the Failed Contract Securities as provided above, the Trustee shall distribute to the Unitholders from the cash in such Trust attributable to such Failed Contract Securities an amount equal to the market value of such Failed Contract Securities (as determined by the Evaluator) on the Business Day prior to the day the contract or contracts relating to such Failed Contract Securities were deposited in such Trust and, if such Failed Contract Securities are Equity Securities, shall sell all other Equity Securities, if any, issued by the issuer of such Failed Contract Securities and shall distribute to the Unitholders their respective pro rata interest in the proceeds of such sale. Neither the Sponsor nor the Trustee shall be liable in any way for any failure of any contract for the purchase of the Portfolio Securities. However, should any contract for the purchase of any of the Portfolio Securities deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in a Trust to cover such purchase are reinvested in Replacement Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the twentieth day of the month following the expiration of the period in which the Sponsor is permitted to deliver Replacement Securities as provided in the Indenture and Agreement. In the event of any refund, each individual Unitholder's basis will be reduced by the amount refunded to such Unitholder, and each Unitholder's income would also be reduced by such Unitholder's pro rata interest in the income attributable to the Failed Contract Securities. Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, and because under certain circumstances, in connection with offers or distributions by Issuers of Equity Securities, additional and/or different securities may be deposited in a Trust, no assurance can be given that a Trust will retain for any length of time its present size and composition. (See "Administration of the Trusts -- Administration of the Portfolio" herein.)

Because the Series 9 Trust may hold ADRs representing proof of ownership of foreign securities on deposit with foreign custodians and there is a possibility that at some future date an ADR will be terminated causing such Trust to hold the foreign securities represented by such an ADR, Units of Series 9 may not be an appropriate investment for a pension plan subject to Title I of the Employee Retirement Income Security Act of 1974 ("ERISA"). Prospective investors subject to ERISA should consult their tax advisors in determining the appropriateness of an investment in the Series 9 Trust. Unless a Unitholder purchases Units of a Trust on the Date of Deposit (or another date when the value of the Units is less than or equal to the Initial Public Offering Price), total distributions, including distributions made upon termination of a Trust, may be less than the amount paid for a Unit.

PUBLIC OFFERING

General

Units of each Trust are offered for sale at the Public Offering Price which in the secondary market is based on the Evaluator's evaluation of the pro rata share of the bid prices of the Zero Coupon Obligations and the underlying market value of the Equity Securities of a Trust plus or minus the pro rata share of cash, if any, in the Income Account and the Capital Account of each Trust (other than amounts required to be distributed by the Trustee pursuant to the Indenture and Agreement), and includes a sales charge as described in "Public Offering -- Public Market" below.

Public Offering Price

On any particular date, the Public Offering Price will vary from the amounts set forth on the "Summary of Essential Information" page in Part One in accordance with fluctuations in the aggregate market value of the Portfolio Securities, the amount of available cash on hand in a Trust and the amount of certain accrued fees and expenses.

As more fully described in the Indenture and Agreement the aggregate market value of the Portfolio Securities is determined on each Business Day by the Evaluator. (See "Rights of Unitholders --Redemption of Units" herein.) Determinations are effective for transactions effected subsequent to the last preceding determination.

Although payment is normally made three business days following an order for the purchase of Units, payment may be made prior thereto. However, evidence of ownership of the Units so ordered will be made three business days following such order or shortly thereafter. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Underwriter prior to the date of settlement for the purchase of Units may be used in the Underwriter's businesses and may be deemed to be a benefit to the Underwriter, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934.

Unit Distribution

Units purchased by the Underwriter in the secondary market, if any, may be offered by this Prospectus at the secondary Public Offering Price in the manner described.

The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Underwriter and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc. Such dealers, if any, may be allowed a concession or agency commission by the Underwriter.

The Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concessions to dealers from time to time.

Public Market

While not obligated to do so, the Underwriter intends to maintain, at its expense, a secondary market for Units of each Trust and to continuously offer to repurchase Units from Unitholders at the Redemption Price calculated by the Evaluator. (See "Right of Unitholders -- Redemption of Units" herein.) Any Units repurchased by the Underwriter at the Redemption Price may be reoffered to the public by the Underwriter at the then current Public Offering Price, which price includes a sales charge. Effective on each July 1 such sales charge will be reduced as set forth in the "Summary of Essential Financial Information" in Part One. Any profit or loss resulting from the resale of such Units will belong to the Underwriter.

If the supply of Units exceeds the demand (or for any other business reason), the Underwriter may, at any time, from time to time, or permanently, discontinue the repurchase of Units of a series at the Redemption Price. Alternatively, Unitholders may redeem their Units through the Trustee, although the Sponsor shall have the right to purchase such tendered Units at a price not less than the price the Unitholder would receive from the Trustee upon tender. Unitholders may be able, upon request, to receive an "in kind" distribution of the Securities evidenced by their Units. (See "Rights of Unitholders -- Redemption of Units" herein.) A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

Sponsor's and Underwriter's Profit

As stated in "Public Offering -- Public Market" above, the Underwriter intends to maintain a secondary market for the Units of each Trust. In so maintaining a market, the Underwriter will realize a profit or sustain a loss in the amount of any difference between the prices at which such Units were bought and the prices at which such Units were resold (such prices include a sales charge) or the prices at which such Units were redeemed, as the case may be.

FEDERAL TAXATION

The following is a discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units which will generally apply to individual Unitholders. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisors in determining the particular federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in a Trust which may apply to their specific circumstances.

Counsel for the Sponsor, under existing law at the time of the initial deposit of the Trusts rendered an opinion substantially to the effect that:

General Consequences

Each Trust is not an association taxable as a corporation for federal income tax purposes.

Each Unitholder of a Trust will be considered the owner of a pro rata portion of that Trust's assets for federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Code. Each Unitholder will be considered to have received its pro rata share of income, deductions and credits derived from the operation of such Trust.

Each Unitholder will have a taxable event when a Portfolio Security is disposed of in a taxable transaction (whether by sale, liquidation, redemption or otherwise) or when the Unitholder redeems or sells its Units in a taxable transaction. The cost of the Units to a Unitholder on the date such Units are purchased is allocated among the Portfolio Securities held by such Trust (in accordance with the proportion of the fair market values of such Portfolio Securities) in order to determine the Unitholder's tax basis in the Unitholder's pro rata portion of each Portfolio Security, and such tax basis will be subject to certain adjustments discussed below.

The Zero Coupon Obligations held in a Trust are U.S. government obligations which accrue but do not pay income currently, are sold at a discount and represent an obligation to pay a fixed amount at a future date. The Zero Coupon Obligations are treated as bonds which were originally issued at an original issue discount. For tax purposes, original issue discount is treated as a form of interest, and the amount of original issue discount is generally the difference between the purchase price of the obligation and either (i) its stated redemption price at maturity or (ii) the amount payable on the due date of the Zero Coupon Obligation. A Unitholder will be required to include in gross income the sum of his daily portions of the original issue discount determined for each day during which the Zero Coupon Obligation is held in such Trust and will be subject to federal income tax on the total amount of such original issue discount which accrues during such taxable year even though the income is not distributed to the Unitholder until termination of such Trust. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Zero Coupon Obligations this method will generally result in an increasing amount of income to be reported by a Unitholder each year during the term of his investment in such Trust. There can be no assurance that dividend income distributed to a Unitholder during a taxable year will equal or exceed the amount of such Unitholder's share of income subject to tax including his share of original issue discount subject to tax.

Taxation of Dividends Received by a Trust

For federal income tax purposes, a Unitholder's pro rata portion of taxable dividends paid by a corporation with respect to any Equity Security will be taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" as such term is defined in Section 316 of the Code. A Unitholder's pro rata portion of taxable dividends which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security, shall be treated as capital gain. Such capital gain will be short-term unless a Unitholder has held its Units and the Trust has held such Equity Security for more than one year. Under certain circumstances corporate Unitholders may be able to deduct from gross income a portion of dividends received by a Trust with respect to Equity Securities held by such Trust and, accordingly, should consult their tax advisors concerning the federal income tax consequences of such distributions.

Series 9. Distributions paid on ADRs also may be subject to a withholding tax imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such withholding taxes. Distributions received on ADRs may be reduced by the amount of any applicable foreign withholding tax.

Generally, any foreign withholding taxes deducted from distributions paid on ADRs may be used as a credit or a deduction against federal income tax liability. A Unitholder should consult its tax advisor regarding the applicability of the foreign tax credit and the applicability of the deduction of foreign withholding taxes to its specific circumstances.

Corporate Unitholders Dividends Received Deduction

A corporation (other than a corporation taxed as an S Corporation, a regulated investment company, a real estate mortgage investment conduit, or a real estate investment trust) which owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of taxable dividends received from domestic corporations by a Trust in the same manner as if such corporation directly owned the Equity Securities paying such dividends. A corporation owning Units should be aware that Sections 246 and 246A of the Code impose certain limitations on the deductibility of a corporate Unitholder's pro rata share of taxable dividends received by such Trust including the following: (1) the aggregate amount of the dividends received deduction is limited to 70%, or, in some cases, 80%, of the corporate Unitholder's taxable income with certain adjustments; (2) the Units with respect to which the dividends are received must generally have been held by the corporation for more than 45 days (90 days in the case of certain preference dividends); and (3) the Code contains specific rules which are generally designed to reduce or eliminate the dividends received deduction to the extent a corporation has incurred debt to acquire its Units. Additionally, a corporate Unitholder who has held its Units for 2 years or less may be required to reduce its tax basis in its Units by the amount of the nontaxed portion of certain extraordinary dividends paid to a Trust. Due to the complexity of the requirements relating to the dividends received deduction, corporate Unitholders should consult their tax advisors concerning the application of the dividends received deduction to their specific circumstances. Upon written request, the Trustee shall furnish information regarding the source, amount and date of receipt of dividends paid to a Trust.

Limitations on Deductibility of Trust Expenses by Individual Unitholders

Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by the Unitholder. However, individual Unitholders may deduct certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses only to the extent they exceed 2% of such individual's adjusted gross income. Accordingly, individual Unitholders may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation.

Disposition of Securities by a Trust and Disposition of Units

If a Unitholder disposes of a Unit, the Unitholder is deemed thereby to have disposed of the Unitholder's pro rata interest in all of a Trust's assets represented by such Unit, including the Unitholder's pro rata portion of all the Portfolio Securities. A Unitholder will recognize gain (or loss) when all or part of the Unitholder's pro rata interest in a Portfolio Security is disposed of (whether through a disposition of its Unit or a disposition of the Portfolio Security by such Trust) in a taxable transaction for an amount greater (or less) than the Unitholder's tax basis therein.

Unless the investor in a Unit is a dealer, gain or loss recognized on a sale or exchange of a Portfolio Security or a Unit will be, under current law, capital gain or loss. Any capital gain or loss arising from the disposition of a Portfolio Security by a Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless such Portfolio Security and Unit has been held for more than one year in which case such capital gain or loss will be long-term.

Special Tax Consequences of In Kind Distributions Upon Redemption of Units

As discussed in "Rights of Unitholders -- Redemption of Units", upon termination of a Trust a Unitholder tendering 2,500 Units or more for redemption may request an In Kind Distribution of Equity Securities. As previously discussed, prior to the redemption of Units, a Unitholder is considered as owning a pro rata portion of each of such Trust's assets for federal income tax purposes. The receipt of an In Kind Distribution upon the redemption of Units would be deemed an exchange of such redeeming Unitholder's pro rata portion of each Equity Security (or, with respect to Series 9, ADRs) and other assets held by such Trust in exchange for an undivided interest in whole shares of stock (or, with respect to Series 9, ADRs) and possibly cash. A Unitholder must elect to have his Equity Securities exchanged entirely in kind plus cash for fractional shares or entirely for cash.

There are different potential tax consequences which may occur under an In Kind Distribution with respect to each Portfolio Security owned by a Trust. The Unitholder will recognize gain or loss on the Zero Coupon Obligation in an amount equal to the difference between the Unitholder's basis in the Zero Coupon Obligation and the cash received. In Rev. Rul. 90-7, 1990-1 C.B. 153, which revoked the Internal Revenue Service's ("Service") prior ruling position on this issue, the Service held that if a Unitholder receives only whole shares of a security in exchange for its pro rata interest in each such security held by the trust, no gain or loss would be recognized upon such exchange because the exchange effects no material difference in the Unitholder's position. If the Unitholder receives whole shares of a particular Equity Security plus cash in lieu of a fractional share of such Equity Security, or if the Unitholder receives only cash in lieu of a fractional share of an Equity Security, gain or loss would be recognized in an amount equal to the difference between the amount of cash received and the Unitholder's adjusted basis in the fractional share. The Unitholder's tax basis in the shares of such particular Equity Security which the Unitholder receives as part of the In Kind Distribution would equal the Unitholder's basis in such particular Equity Security before the redemption, increased or decreased by any gain or loss recognized by the Unitholder on the receipt of cash in lieu of a fractional share of such particular Equity Security, and decreased by any cash received in lieu of a fractional share of such particular Equity Security. Redeeming Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unitholder's Tax Basis

Initially, a Unitholder's tax basis in its Units will equal the price (including brokerage commissions) paid by such Unitholder for the Units. A Unitholder initially determines its tax basis in that portion of each of the Portfolio Securities held by a Trust that the Unitholder is considered to own, by allocating the cost of the Units among the Portfolio Securities held in such Trust in accordance with the proportion of the fair market values of such Portfolio Securities on the date the Units are purchased.

The sale or exchange of Units (other than in a redemption) will not affect the tax basis of Unitholders not participating in the sale or exchange. A Unitholder's tax basis in its Units and its pro rata portion of a Equity Security held by a Trust will be reduced to the extent cash dividends paid with respect to such Equity Security are received by such Trust which are not taxable as ordinary income because such dividend exceeds current and accumulated earnings and profits of the Issuer of the Equity Security as described above.

Back-up Withholding

Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee (or, in the case of Units held in book-entry form only, to the owner of record of such Units) and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to 31% back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons.

STATUS OF THE TRUSTS UNDER NEW YORK STATE AND CITY LAW

In the opinion of Counsel for the Sponsor for New York tax matters at the time of the initial deposit, each Trust is not an association taxable as a corporation and the income of such Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

The foregoing discussions relate only to United States federal and New York State and City income taxes. Unitholders may be subject to state and local taxation in other jurisdictions. Unitholders should consult their tax advisors regarding potential state or local taxation with respect to the Units.

RIGHTS OF UNITHOLDERS

Units

A certificate representing 100% of the fractional undivided interest in and ownership of the Units will be registered in the name or to the order of the Underwriter on the books of the depository, The Depository Trust Company ("DTC" or the "Depository"). Accordingly, the Underwriter or its designee will be the holder of record of the Units.

The Units will be issued in book-entry form only and the Unitholders will not be entitled to receive physical certificates representing their Units. A Unitholder's ownership of Units will be recorded on or through the records of the Underwriter or any other brokerage firm that maintains such Unitholder's account for such purpose. In turn, the brokerage firm's record ownership of such Units will be recorded on the records of the Depository (or of a DTC participating firm that acts as agent for the brokerage firm if a Unitholder's brokerage firm is not a DTC participant). Therefore, a Unitholder must rely upon the foregoing procedures to evidence such Unitholder's beneficial ownership of a Unit. Beneficial ownership of a Unit may only be transferred by compliance with the procedures of such brokerage firms and DTC participants. Neither the Trustee nor the Sponsor will have any responsibility or liability for any aspect of the records relating to or payments made by such brokerage firms or DTC participants on account of beneficial ownership interests in the Units or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

DTC, which is a New York-chartered limited purpose trust company, performs services for its participants, some of whom (and/or whose representatives) own DTC. In accordance with its normal procedures, DTC is expected to record separately the positions held by each DTC participant in the Units, whether held for its own account or as a nominee for another person. The Underwriter is a DTC participant.

Each distribution from the Income Account and payment upon redemption of a Unit will be paid to the Depository for the benefit of the record holder of the Units as shown on the books of the Depository. The Depository will be responsible for crediting the amount of such payments to the accounts of the applicable DTC participants in accordance with the Depository's normal procedures, which currently provide for payments in next-day funds settled through the New York Clearing House. Each DTC participant will be responsible for disbursing such payments to the beneficial owners of the Units that it represents and to each brokerage firm for which it acts as agent. Each such brokerage firm will be responsible for disbursing funds to the beneficial owners of the Units that it represents.

If the foregoing book-entry procedures are terminated by the Depository for any reason, definitive Certificates will be issued in appropriate amounts as requested by the DTC participants holding the Units.

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Units are transferable by presentation of transfer instructions to the Trustee accompanied by such documents executed by the Unitholder or his authorized attorney and such Unitholder's brokerage firm as the Trustee deems necessary to establish the authority of the person making such transfer. In certain instances, the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each Unit transferred and to pay any governmental charge that may be imposed in connection with each such transfer.

Certain Limitations

No Unitholder shall have the right to vote except in certain circumstances relating to the amendment and termination of a Trust. (See "Administration of the Trusts -- Amendment or Termination" herein.) Unitholders shall have no right to control the operation or administration of a Trust in any manner, except upon the vote of 51% of the Unitholders outstanding at any time for purposes of amendment or termination of a Trust, all as provided in the Agreement. Unitholders will be unable to dispose of any of the Portfolio Securities, as such, and will not be able to vote the Portfolio Securities. No Unitholder shall ever be under any liability to any third party for any action taken by the Trustee or Sponsor.

Redemption of Units

Requests for redemption of a Unit at the option of a Unitholder must first be presented to the Unitholder's brokerage firm. Such brokerage firm (if such firm is a DTC participant and, if not, through the DTC participant acting on behalf of such firm) will present such redemption request to DTC and DTC, in turn, will present such request to the Trustee for processing in accordance with the applicable redemption provisions of the Agreement. The Trustee may require a Unitholder and such Unitholder's brokerage firm to submit additional information or certifications to the Trustee to evidence compliance with the applicable redemption provisions of the Agreement. Units will be deemed to be "tendered" to the Trustee when the Trustee is in physical possession of transfer instructions and such other documentation as may be required by the Trustee to effect the redemption of the Units. Compliance with the foregoing procedures may result in delays in the processing of redemption requests by Unitholders. No redemption fee will be charged by the Trustee.

On the third business day following such tender the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit (unless the redeeming Unitholder elects an In-Kind Distribution as described below) next computed as of the Evaluation Time set forth in the "Summary of Essential Information" in Part One on the date of tender. The "date of tender" is deemed to be the date on which the Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the next day on which the exchange is open for trading and such Units will be deemed to have been tendered at the Redemption Price computed on that day.

Any amounts paid on redemption representing income received will be withdrawn from the Income Account to the extent funds are available. All other amounts will be withdrawn from the Capital Account. If such available funds shall be insufficient, the Trustee is empowered to sell such Portfolio Securities as have been designated for such purpose in order to make funds available for redemption, provided however, that the Zero Coupon Obligations may not be sold unless the sale of such Zero Coupon Obligations will not reduce the Maturity Value of the Zero Coupon Obligations still held in a Trust below the amount required to distribute from the proceeds of the sale or maturity of the Zero Coupon Obligations upon the termination of a Trust at the Mandatory Termination Date an amount at least equal to the Initial Public Offering Price. In the event that (i) Zero Coupon Obligations may not be sold to fund a redemption of Units pursuant to the preceding sentence, and (ii) no other Trust's assets are available for liquidation to fund such redemption, the Trustee will advance to a Trust such amounts as may be necessary to pay the Redemption Price of the tendered Units. The Trustee shall be reimbursed the amount of any such advance from such Trust as soon as the Zero Coupon Obligations may be sold in such amount as will not reduce the Maturity Value of the Zero Coupon Obligations still held in such Trust below the amount required to distribute an amount at least equal to the Initial Public Offering Price from the proceeds of the sale or maturity of the Zero Coupon Obligations upon the termination of such Trust at the Mandatory Termination Date.

At the Mandatory Termination Date, Unitholders tendering 2,500 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In-Kind Distributions") of an amount and value of Equity Securities per Unit equal to the Market Value of such Unitholder's Units. At the Mandatory Termination date, a Unitholder must elect to have its Units redeemed either entirely in kind plus cash for fractional shares or entirely in cash. An In-Kind Distribution of Units will be made by the Trustee through the distribution of each of the Portfolio Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at The Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Equity Securities in a Trust plus cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The cash received by the tendering Unitholder will be reduced by any costs determined by the Trustee in its sole discretion to result from the registration and transfer of Equity Securities or otherwise resulting from an In-Kind Distribution. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Portfolio Securities according to the criteria discussed above.

Sales of Portfolio Securities may be required at a time when Portfolio Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption of Units may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Portfolio at the time of redemption. Equity Securities will be sold to meet redemptions of Units before Zero Coupon Obligations, although Zero Coupon Obligations may be sold if a Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds upon maturity of a Trust at least equal to the Initial Public Offering Price. Special federal income tax consequences will result if a Unitholder requests an In-Kind Distribution. (See "Federal Taxation" herein.)

The Redemption Price per Unit of a Trust is determined on the basis of the bid price of the Zero Coupon Obligations and the aggregate underlying value of the Equity Securities in a Trust plus or minus cash, if any, in the Income and Capital Accounts of such Trust, while the Public Offering Price per Unit during the initial offering period will be determined on the basis of the offering price of such Zero Coupon Obligations, as of the close of trading on the New York Stock Exchange on the date any such determination is made, and the aggregate underlying value of the Equity Securities in such Trust, plus or minus cash, if any, in the Income Account and Capital Account of such Trust. On the initial Date of Deposit the Public Offering Price per Unit, which is based on the offering prices of the Zero Coupon Obligations and the aggregate underlying value of the Equity Securities in a Trust and includes the sales charge, exceeded the unit value at which Units could have been redeemed (based upon the current bid prices of the Zero Coupon Obligations and the Market Value of the Equity Securities in a Trust) by the amount shown under "Summary of Essential Information" in Part One. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (a) the cash on hand in such Trust (excluding (1) cash, cash equivalents or letters of credit deposited in such Trust to purchase Portfolio Securities, unless such cash or letters of credit have been deposited in the Income and Capital Accounts because of failure to apply such monies to the purchase of Portfolio Securities and excluding (2) monies, if any, reserved for payment of applicable taxes or other governmental charges or credited to the Expense Reserve Fund); (b) the aggregate value of the Securities (including "when issued" contracts, if any) held in such Trust, as determined by the Evaluator on the basis of bid prices of the Zero Coupon Obligations and the aggregate underlying value of the Equity Securities in such Trust next computed; and (c) all other income from the Portfolio Securities (including dividends receivable on Equity Securities trading ex-dividend as of the date of computation) together with all other assets of such Trust; and deducting therefrom: (i) amounts representing any applicable taxes or governmental charges payable out of the Trust; (ii) commencing with the first Evaluation of such Trust after the expiration of the period during which the Sponsor is permitted to make deposits of additional Portfolio Securities or the Trustee's earlier receipt of written notice from the Sponsor that no further such deposits shall be made, an amount representing estimated accrued expenses of such Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (iii) cash held for distribution to Unitholders of record of such Trust as of the business day prior to the evaluation being made; and (iv) other liabilities incurred by such Trust; and finally dividing the result of such computation by the number of Units of such Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities is determined in the following manner: if the Equity Securities are listed on a national securities exchange, the evaluation is generally based on the last closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Portfolio Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. The Sponsor may, and so long as the Underwriter is maintaining a secondary market for Units, the Underwriter may, prior to the close of business on the day of tender, purchase any Units tendered to the Trustee for redemption by making payment therefor to the Unitholder in an amount not less than that which would have been paid by the Trustee had the Units been redeemed by the Trustee. (See "Public Offering -- Public Market" herein.) Units held by the Sponsor or the Underwriter may be tendered to the Trustee for redemption in the same manner as any other Units.

The offering price of any Units resold by the Underwriter will be the Public Offering Price determined in the manner provided in this Prospectus. (See "Public Offering -- Public Offering Price" herein.) Any profit resulting from the resale of such Units will belong to the Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units. (See "Public Offering -- Sponsor's and Underwriter's Profit" herein.)

TRUST OPERATING EXPENSES

Initial Costs

All costs and expenses incurred in creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and Agreement, legal and auditing expenses, advertising and selling expenses, expenses of the Trustee, the Evaluator and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Trusts. Other than the Sponsor's Supervisory Fees described below, the Sponsor will not receive any fees in connection with its activities relating to the Trusts. However, the Underwriter, an affiliate of the Sponsor, will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering -- Sponsor's and Underwriter's Profits" above and will be indemnified by the respective Trusts as described under "Miscellaneous Expenses" below.

Fees

The Sponsor's supervisory fee, if any, earned for supervising the Portfolio is based upon the number of Units outstanding on the first December Record Date and thereafter on the December Record Date of the prior calendar year and will be payable annually on or before each Distribution Date. The Sponsor's fee is currently $0.50 per 100 Units (and shall not exceed $0.50 per 100 Units per year) and may exceed the actual costs of providing these supervisory services, but at no time will the total amount the Sponsor receives for these supervisory services, when combined with all compensation received with respect to any other series of trusts in any calendar year, exceed the aggregate cost to it of supplying such services in such year.

Under the Indenture and Agreement, for its services as trustee and evaluator the Trustee will receive fees in the amount set forth in "Summary of Essential Information -- Trustee's Fee and Estimated Expenses" in Part One, computed and paid monthly on the basis of the largest number of Units outstanding for such Trust at any time during the calendar year. The Trustee is entitled to receive a minimum fee of $2,500 per year for services performed and expenses incurred on behalf of a Trust. Certain regular and recurring expenses of a Trust, including certain mailing and printing expenses, are borne by such Trust.

The Sponsor's fee, if any, is paid annually and is based upon the largest number of Units outstanding at any time during the calendar year. The Trustee's fees are payable monthly on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Capital Account. Any such fees may be increased without approval of the Unitholders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture and Agreement. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Indenture and Agreement, see "Administration of the Trusts" herein.

Miscellaneous Expenses

The following additional charges are or may be incurred by each of the Trusts:
(a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) fees of the Evaluator, (d) expenses of the Evaluator, (e) various governmental charges, (f) expenses and costs of any action taken by the Trustee to protect the Trusts and the rights and interests of Unitholders,
(g) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trusts without negligence, bad faith or willful misconduct on its part and (h) expenditures incurred in contacting Unitholders upon termination of the Trusts.

The fees and expenses set forth herein are payable out of the respective Trusts. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Portfolio Securities in the relevant Trust. Since the income stream produced by dividend payments on the Portfolio Securities is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a particular Trust. The Trustee may establish an expense reserve fund for the payment of fees and expenses due and owing to the Trustee (the "Expense Reserve Fund"). The Sponsor and the Trustee shall take such steps as they deem necessary to (1) determine the amounts necessary for reserve, (2) to fund the Expense Reserve Fund, (3) to decide whether to withdraw funds from the Expense Reserve Fund, and (4) to determine the amount of the withdrawal from the Expense Reserve Fund. If the balances in the Income Account and Capital Account are insufficient to provide for amounts payable by the relevant Trust, the Trustee has the power to (1) sell Portfolio Securities to pay such amounts, provided, however, that no Zero Coupon Obligations may be sold to pay any fees or expenses of such Trust, unless such Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds on termination of a particular Trust on the Mandatory Termination Date at least equal to the Initial Public Offering Price and/or (2) make withdrawals from the Expense Reserve Fund to pay such amounts. Withdrawal from the Expense Reserve Fund shall only be made if no Equity Securities are available to be sold to satisfy the fees and expenses of a particular Trust. Sales of Equity Securities to pay the fees and expenses of a particular Trust may result in capital gains or losses to Unitholders. (See "Federal Taxation" herein.)

ADMINISTRATION OF THE TRUSTS

Records and Accounts

The Trustee will keep records and accounts of all transactions of each Trust at its offices at 101 Barclay Street, New York, New York 10286. These records and accounts will be available for inspection by Unitholders at reasonable times during normal business hours. The Trustee will keep on file for inspection by Unitholders an executed copy of the Indenture and Agreement together with a current list of the Portfolio Securities then held in each Trust. In connection with the storage and handling of certain Portfolio Securities deposited in a Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Portfolio Securities, coupon-clipping, computer book-entry transfer and institutional delivery services.

Distributions of Income and Capital

The Trustee will credit to the Income Account all cash dividends received by and payable to the relevant Trust. Other receipts are credited to the Capital Account. Distributions from the Income Account and the Capital Account generally will be distributed on the Distribution Date or Dates set forth in the Trust Agreement applicable to such Trust. Distributions will be made to Unitholders of record on the Record Date set forth in the Trust Agreement applicable to such Trust. The Trustee shall not be required to make a distribution from the Capital Account unless the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units. If the amounts in the Capital Account are sufficient to distribute at least $10.00 per 100 Units, such amounts shall be distributed on or shortly after the twentieth day of the next succeeding month after such amounts are accumulated. The Trustee is not required to pay interest on funds held in the Capital Account or Income Account (but may itself earn interest thereon and therefore benefits from the use of such funds).

As of the first day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay the expenses of the relevant Trust (as determined on the basis set forth under "Trust Operating Expenses" herein), provided, however, that no Zero Coupon Obligations may be sold to pay any fees or expenses of a particular Trust, except under the conditions set forth under "Trust Operating Expenses -- Miscellaneous Expense" herein. The Trustee may also withdraw from the Income and Capital Accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges payable out of such Trust (the "Tax Reserve Fund"). Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

Administration of the Portfolio

The Trusts are not "managed" by the Sponsor or the Trustee and neither the Sponsor nor the Trustee has the authority to manage a Trust's assets fully in an attempt to take advantage of various market conditions to improve a Trust's market value; their activities described below are governed solely by the provisions of the Indenture and Agreement. The original proportionate relationship among the number of shares of each Equity Security in a Trust will be adjusted to reflect the occurrence of a stock dividend, stock split, merger, reorganization or a similar event which affects the capital structure of an Issuer which does not affect such Trust's percentage ownership of the common stock equity of such Issuer at the time of such event. The Sponsor may direct the Trustee to dispose of Equity Securities (1) upon default in payment dividends, after declared and when due and payable, (2) if any action or proceeding has been instituted at law or equity seeking to restrain or enjoin the payment of dividends on any such Equity Securities, or if there exists any legal question or impediment affecting such Equity Securities or the payment of dividends on the same, (3) if there has occurred any breach of covenant or warranty in any document relating to an Issuer which would adversely affect either immediately or contingently the payment of dividends on such Equity Securities, or the general credit standing of an Issuer or otherwise impair the sound investment character of such Equity Securities, (4) if there has been a default in the payment of dividends, or the principal of or income or premium, if any, on any other outstanding obligations of an Issuer (which, for purposes of this clause, shall, with respect to Series 9, mean either or both an Issuer of the security underlying an ADR and the depositary for such ADR),
(5) if the price of any such Equity Securities had declined to such an extent or other such market or credit factors exist that in the opinion of the Sponsor as evidenced in writing to the Trustee, the retention of such Equity Securities would be detrimental to the Trust and to the interests of the unitholders, (6) if all of the Portfolio Securities in a Trust will be sold pursuant to termination of a Trust as provided in the Indenture and Agreement,
(7) if such sale is required due to Units tendered for redemption, or (8) upon the occurrence of a change in the business of an Issuer (which, for purposes of this clause, shall, with respect to Series 9, mean either or both an Issuer of the security underlying an ADR and the depositary for such ADR) that would have caused the Sponsor not to include the Securities of such Issuer in the Portfolio had such circumstances existed prior to the formation of the Trust. The proceeds of any such disposition of the Equity Securities will be deposited in the Capital Account of the relevant Trust and distributed to Unitholders thereof in accordance with the Indenture and Agreement. If a failure to pay declared cash dividends on any of the Equity Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Equity Securities, the Indenture provides that the Trustee may in its discretion sell such Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trusts and will vote such stocks in accordance with the instructions of the Sponsor or, in the absence of such instructions, according to the recommendations, if any, of the Issuer's management.

The Trustee may also sell Portfolio Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Portfolio Securities sold to meet redemption requests, Zero Coupon Obligations may only be sold if such Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds on termination of such Trust at the Mandatory Termination Date at least equal to the Initial Public Offering Price. Zero Coupon Obligations may not be sold by the Trustee to meet a Trust's expenses, unless such Trust is assured of retaining a sufficient principal amount of Zero Coupon Obligations to provide funds on termination of such Trust at the Mandatory Termination Date at least equal to the Initial Public Offering Price.

Reports to Unitholders

In connection with each distribution, the Trustee shall furnish the Unitholder of record a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share for each 100 Units outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder, a statement (i) as to the Income Account: dividends received, deductions for applicable taxes, fees and expenses of the relevant Trust, cash amounts paid for purchases of Portfolio Securities to replace Failed Contract Securities and for redemptions of Units, if any, amounts reserved for purchases of Contract Securities or Failed Securities, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Portfolio Securities and the net proceeds received therefrom, cash amounts paid for purchases of Portfolio Securities to replace Failed Contract Securities and for redemption of Units, deductions for payment of applicable taxes and fees and expenses of the relevant Trust and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (iii) a list of the Portfolio Securities held and the number of Units outstanding on the last Business Day of such calendar year; (iv) the Redemption Price per Unit based upon the last Trustee evaluation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share per 100 Units outstanding.

In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Sponsor, with evaluations of the Securities in the relevant Trust.

Amendment or Termination

The Indenture and Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (i) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent with any other provision, or (ii) to make such other provisions as shall not adversely affect the Unitholders, provided, however, that the Indenture and Agreement may not be amended to (a) increase the number of Units, except as the result of the deposit of additional Portfolio Securities pursuant to the Indenture and Agreement, (b) permit the acquisition of additional or substitute securities except as expressly provided therein or
(c) permit the Trust to engage in any kind of business. The Indenture and Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

In the event of any termination of a particular Trust prior to the Zero Coupon Obligations Maturity Date, the Trustee shall proceed to liquidate the Portfolio Securities then held and make the payments and distributions provided for below except that in such event, the distribution to each Unitholder shall be made in cash and shall be such Unitholder's pro rata interest in the balance of the Capital and Income accounts after the deductions discussed below. In the event that a Trust shall terminate on or after the Zero Coupon Obligations Maturity Date, the Underwriter shall, not less than 60 days prior to the Zero Coupon Obligations Maturity Date, send a written notice to all Unitholders of record owning at least 2,500 Units. Such notice shall allow such Unitholders to elect to receive an In Kind Distribution of their pro rata share of the Equity Securities, to the extent of whole shares. The Trustee will honor duly executed requests for In-Kind Distributions received (accompanied by the electing Unitholder's Certificate or other evidence satisfactory to the Trustee of the electing Unitholder's ownership of the Units) by the close of business five days prior to the Zero Coupon Obligations Maturity Date. Unitholders who request an In-Kind Distribution shall receive such Unitholder's pro rata portion of each of the Equity Securities segregated for distribution in kind, in whole shares and cash equal to such Unitholder's pro rata portion of the Income and Capital Accounts. Unitholders who do not effectively request an In-Kind Distribution shall receive their distribution upon termination in cash.

Commencing on the Zero Coupon Obligations Maturity Date for a particular Trust, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust shall be given by the Trustee to each Unitholder at his address appearing on the registration books of such Trust maintained by the Trustee. The Trustee will honor duly executed requests for In-Kind Distribution. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Zero Coupon Obligations Maturity Date. All Unitholders will receive their pro rata portion of the amounts received on account of the Zero Coupon Obligations in cash upon the termination of such Trust at the Mandatory Termination Date. All Unitholders will receive their pro rata portion of the amounts remaining in the Expense Reserve Fund, if any, in cash upon the termination of such Trust at the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of such Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. In addition to the referenced deductions, if the Unitholder requests an In-Kind Distribution, the Trustee shall also deduct any costs determined by the Trustee in its sole discretion to be incidental to the registration and transfer of Equity Securities or otherwise resulting from the Unitholder's election to receive an In-Kind Distribution, from the cash amount of such Unitholder's termination distribution. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

A Trust may be liquidated at any time by consent of Unitholders representing 51% of the Units then outstanding or by the Trustee when the value of such Trust, as shown by any evaluation, is less than the Minimum Termination Value indicated under "Summary of Essential Financial Information" in Part One. The Indenture and Agreement will terminate upon the sale or other disposition of the last Portfolio Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Information" in Part One.

Written notice of any termination of a Trust shall be given by the Trustee to each relevant Unitholder at his address appearing on the registration books of each Trust maintained by the Trustee. If a Trust terminates on the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unitholders at least 30 days before such Mandatory Termination Date. The notice will include a form enabling Unitholders owning 1,200 or more Units of one of such Series to request an In Kind Distribution rather than payment in cash upon termination of a Trust. Such request must be returned to the Trustee at least three business days prior to the Mandatory Termination Date. Within a reasonable period of time after termination, the Trustee will sell any Portfolio Securities remaining in a Trust. The Trustee will deduct from the funds of a Trust any accrued costs, expenses, advances or indemnities provided by the Indenture and Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The Trustee will then distribute to each Unitholder who does not request an In Kind Distribution his pro rata share of the balance of the Income and Capital Accounts. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder for Units. Any sale of Portfolio Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time.

With such distribution to the Unitholders the Trustee will furnish a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will make distributions thereof to Unitholders in the same manner.

Limitations on Liabilities

The Sponsor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture and Agreement, or for errors in judgment or, in the case of the Sponsor, for errors in judgment in directing or failing to direct the Trustee, but shall be liable only for their own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Portfolio Securities. In the event of the failure of the Sponsor to act under the Indenture and Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture and Agreement.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Portfolio Securities or upon the interest thereon or upon it as Trustee under the Indenture and Agreement or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture and Agreement contain other customary provisions limiting the liability of the Trustee.

The Sponsor and Unitholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Indenture and Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Unitholders for errors in judgment. This provision shall not protect the Trustee in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

MISCELLANEOUS

The Sponsor

Unison Investment Trusts L.P., d/b/a Unison Investment Trusts Ltd., a Missouri limited partnership formed on March 24, 1987 ("Unison"), is the Sponsor of the Trusts. The Jones Financial Companies, A Limited Partnership, a Missouri limited partnership ("JFC"), which directly or indirectly owns Edward D. Jones & Co., a Missouri limited partnership ("EDJ"), is the limited partner in Unison, and Unison Capital Corp., Inc. ("UCC"), a Missouri corporation, is the general partner of Unison. UCC is a wholly-owned subsidiary of LHC, Inc. ("LHC"), which is a wholly-owned subsidiary of JFC. The principal offices of Unison, JFC, EDJ, UCC and LHC are located at 201 Progress Parkway, Maryland Heights, Missouri 63043. The Sponsor has also acted as the sponsor of Insured Tax-Free Income Trust ("ITFIT"), a unit investment trust consisting of a portfolio of state, municipal and public authority debt obligations. In addition, the Sponsor has also acted as the sponsor of Central Equity Trust, Utility Series ("CET Utility"), a unit investment trust consisting of a portfolio of dividend-paying publicly traded common stocks issued by domestic electric, gas, water and/or telephone utility companies. As sponsor of CET Utility, the Sponsor performs activities that are substantially similar to those it performs for the Trusts.

The Sponsor is liable for the performance of its obligations under the Indenture and Agreement. If the Sponsor shall fail to perform any of its duties under the Indenture and Agreement or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Sponsor shall be discharged. In such event, the Trustee shall: (i) appoint a successor Sponsor or Sponsors or (ii) terminate the Indenture and Agreement and liquidate a Trust in accordance with the provisions thereof. The Sponsor may also resign if the Sponsor and Trustee together appoint a new Sponsor by written instrument executed among the Sponsor, the Trustee and the new sponsor. The Indenture and Agreement provide for the appointment of a new Sponsor with a net worth of at least $1,000,000 to replace a resigning Sponsor prior to such resignation. However, it is not an ongoing obligation of the Sponsor to maintain this level of net worth. The Indenture and Agreement also provide that the Trustee shall mail to each Unitholder notice of the discharge or resignation of the Sponsor and of any appointment of a new Sponsor.

The Trustee

The Trustee is The Bank of New York, a banking corporation organized under the laws of the State of New York, with its offices at 101 Barclay Street, New York, New York 10286.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Portfolio Securities.

Under the Indenture and Agreement, the Trustee or any successor trustee may resign and be discharged from the Trusts created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice of resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting, is adjudged to be bankrupt or is taken over by public authorities or under certain changes in control of the Trustee, the Sponsor may remove the Trustee and appoint a successor trustee as provided in the Indenture and Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a corporation which is authorized to exercise trust powers, is organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Effective June 19, 1995, United States Trust Company of New York resigned as Trustee and The Bank of New York was appointed successor trustee.

The Evaluator

The Evaluator is Van Kampen American Capital Investment Advisory Corp., a Delaware corporation, with main offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen American Capital Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen American Capital Inc., which itself is a sponsor of a substantial number of unit investment trusts.

The duty of the Evaluator is to accurately determine the Market Value of the Portfolio Securities (1) at any time upon the request of the Trustee and/or Sponsor, (2) during the initial offering period, (3) after the initial offering and (4) at any time to determine Redemption Price.

Under the Indenture and Agreement, the Evaluator or any successor evaluator may resign and be discharged from the Trusts created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor and the Trustee. The Evaluator or successor evaluator must mail a copy of the notice of resignation to the Sponsor and the Trustee, not less than 60 days before the date such notice of resignation is to take effect. The Sponsor and the Trustee upon receiving notice of such resignation are obligated to appoint a successor evaluator promptly. If, upon such resignation, no successor evaluator has been appointed and has accepted the appointment within 30 days after notification, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Upon execution of a written acceptance of such appointment by such successor evaluator, all the rights, powers, duties and obligations of the original Evaluator shall vest in the successor. The resignation or removal of an Evaluator becomes effective only when the successor evaluator accepts its appointment as such or when a court of competent jurisdiction appoints a successor evaluator.

Any corporation into which an Evaluator may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which an Evaluator shall be a party, shall be the successor evaluator.

Effective June 19, 1995, Kenny S&P Evaluation Services, a division of J. J. Kenny Co., Inc., resigned as Evaluator and Van Kampen American Capital Investment Advisory Corp. was appointed successor evaluator.

Legal Opinions

The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe, Chicago, Illinois 60602

Auditors

The statement of condition and portfolio of Trust Securities included in this Prospectus have been audited by Grant Thornton LLP, independent public accountants, as indicated in their report with respect thereto in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

21ST CENTURY TRUST

Sponsor:             Unison Investment Trusts Ltd.
                     12555 Manchester Road
                     St. Louis, Missouri 63131

Trustee:             The Bank of New York
                     101 Barclay Street
                     New York, New York 10286

Evaluator:           Van Kampen American Capital
                     Investment Advisory Corp.
                     One Parkview Plaza
                     Oakbrook Terrace, Illinois 60181

Legal Counsel:       Chapman and Cutler
                     111 West Monroe
                     Chicago, Illinois 60603

Independent Public   Grant Thornton LLP
Accountants:         130 East Randolph Drive
                     Chicago, Illinois 60601

Except as to statements made herein furnished by the Trustee or the Evaluator, neither the Trustee nor the Evaluator has assumed any responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.

This Prospectus does not contain all the information set forth in the registration statements and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to which reference is hereby made.

No person is authorized to give any information or to make representations not contained in this Prospectus or in supplementary sales literature prepared by the Sponsor, and any information or representations not contained therein must not be relied upon as having been authorized by either the Trusts, the Trustee, the Sponsor or the Evaluator. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, Units in any State to any person to whom it is not lawful to make such offer in such State. Each Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. Such registration does not imply that the Trusts or any Units have been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.

PROSPECTUS

PART TWO

SERIES


                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants
                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Twenty First Century Trust, Series 9, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 27th day of March, 1997.

                         Twenty First Century Trust, Series 9
                            (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                            (Administrator)


                         By  Sandra A. Waterworth
                             Vice President

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on March 27, 1997:

 Signature                  Title

Don G. Powell         Chairman and Chief         )
                        Executive Officer        )

William R. Rybak      Senior Vice President and  )
                        Chief Financial Officer  )

Ronald A. Nyberg      Director                   )

William R. Molinari   Director                   )

Sandra A. Waterworth                             )  (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 203 (File No. 33-65744) and with the Registration Statement on Form S-6 of Insured Municipals Income Trust, 170th Insured Multi-Series (File No. 33-55891) and the same are hereby incorporated herein by this reference.